Loan Receivable (Details) - USD ($)			6 Months Ended
	Apr. 13, 2026	Jan. 24, 2025	Apr. 30, 2026
Receivables [Abstract]
Principal amount	$ 250,000	$ 350,000
Loan contractual term			2 years
Maturity date			Jan. 24, 2027
Bears interest at a fixed annual rate (as of percent)			4.00%